Employee benefits - Amounts recognized in the balance sheet (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Net liability - beginning of period	$ (6,839)	$ (7,987)	$ (8,094)
Recognized in profit or loss	2,594	(621)	653
Recognized in other comprehensive income	942	1,453	(97)
Foreign currency translation differences	184	316	(449)
Reclassification equity-settled LTIPs	1,484	0	0
Net liability - end of period	(1,635)	(6,839)	(7,987)
Liabilities	(1,635)	(6,839)	(7,987)
Assets	0	0	0
NET LIABILITY	(1,635)	(6,839)	(7,987)
Present value of funded obligation
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	(4,595)	(4,865)	(5,074)
Fair value of plan assets	4,434	4,224	3,940
Surplus (deficit) in plan	(161)	(641)	(1,134)
Present value of unfunded obligations
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	$ (1,474)	$ (6,198)	$ (6,853)